Information on market risk and fair value of financial assets and liabilities (telecom activities)	6 Months Ended
Jun. 30, 2023
Financial assets, liabilities and financial results (telecom activities)
Information on market risk and fair value of financial assets and liabilities (telecom activities)

Note 11    Information on market risk and fair value of financial assets and liabilities (telecom activities)

11.1    Risk management policy

During the first semester of 2023, the macroeconomic context is marked by the raise of interest rates by central banks to limit inflationary pressures. These evolutions on financial market also did not challenge the risk management Group policy related to the financial instruments.

Thus, the Group has continued its hedging policy to minimize its exposure to interest rate and operating and financial foreign exchange risks. Furthermore, Orange has continued to diversify its sources of funding that allow the Group to present the following liquidity position at June 30, 2023:

Liquidity position

(in millions of euros)

Available undrawn amount of credit facilities
Investments at fair value
Cash
Cash equivalents

For specific management of counterparty risk related to customer accounts, see Note 4.

11.2    Orange's credit ratings

Orange's credit ratings have changed since December 31, 2022, Moody's Investors Service (Moody's) has changed the outlook from stable to positive.

At June 30, 2023, Orange's debt ratings are set forth below:

	Standard & Poor's	Moody's	Fitch Ratings
Long-term debt	BBB+	Baa1	BBB+
Outlook	Stable	Positive	Stable
Short-term debt	A2	P2	F2

11.3    Financial ratios

The financial ratios described at December 31, 2022 remain respected at June 30, 2023.

11.4    Fair value levels of financial assets and liabilities

No event with a significant impact on the determination of the fair value of financial assets and liabilities has occurred during the first half of 2023.